NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2011
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

20.                               NON-CONTROLLING INTERESTS

In April 2009, two non-controlling investors contributed $7,173 in cash as part of the capital contribution in Chaoyang Seamless in order to obtain a 49% equity interest in Chaoyang Seamless upon its incorporation.

In February 2010, the Company’s wholly-owned subsidiary, WSP China, together with three non-controlling investors of Jiangsu Fanli entered into an agreement with Zhejiang Jianli to dispose of their entire equity interests in Jiangsu Fanli, details of which is set out in Note 4.